Mortgage Servicing Rights (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Mortgage Servicing Rights
Schedule of changes in the fair value of MSRs

	March 31,	December 31,
	2022	2021
Balance at beginning of year	$749	$339
Additions from servicing retained loan sales	46	536
Changes in fair value (1)	61	(126)
Fair value of MSRs at end of period	$856	$749
(1)	Changes in fair value are included within gain on mortgage servicing rights, net in the accompanying consolidated statements of operations and comprehensive loss.

	December 31,	December 31,
	2021	2020
Balance at beginning of year	$339	$41,470
Additions from servicing retained loan sales	536	2,094
Reductions from bulk sales	—	(21,263)
Changes in fair value(1)	(126)	(21,962)
Fair value of MSRs at end of period	$749	$339
(1)	Changes in fair value are included within gain (loss) on mortgage servicing rights, net in the accompanying consolidated statements of operations and comprehensive loss.

Schedule of the outstanding loans serviced by entity
	March 31,	December 31,
	2022	2021
Government insured	$74,060	$71,841
Conventional	—	—
Total loans serviced	$74,060	$71,841

	December 31,	December 31,
	2021	2020
Government insured	$71,841	$30,524
Conventional	—	—
Total loans serviced	$71,841	$30,524

Schedule of hypothetical changes in the fair values of MSRs

	March 31,	December 31,
Mortgage Servicing Rights Sensitivity Analysis	2022	2021
Fair value of MSRs	$856	$749
Prepayment Speed:
Decrease in fair value from 10% adverse change	(18)	(24)
Decrease in fair value from 20% adverse change	(38)	(48)
Decrease in fair value from 30% adverse change	(59)	(70)
Discount Rate:
Decrease in fair value from 10% adverse change	(38)	(31)
Decrease in fair value from 20% adverse change	(72)	(59)
Decrease in fair value from 30% adverse change	(104)	(85)

	December 31,	December 31,
Mortgage Servicing Rights Sensitivity Analysis	2021	2020
Fair value of MSRs	$749	$339
Prepayment Speed:
Decrease in fair value from 10% adverse change	(24)	(13)
Decrease in fair value from 20% adverse change	(48)	(26)
Decrease in fair value from 30% adverse change	(70)	(38)
Discount Rate:
Decrease in fair value from 10% adverse change	(31)	(13)
Decrease in fair value from 20% adverse change	(59)	(25)
Decrease in fair value from 30% adverse change	(85)	(37)

Schedule of gain on mortgage servicing rights

	For the Three Months Ended
	March 31,
	2022	2021
Change in fair value of mortgage servicing rights	$61	$38
Gain on sale of mortgage servicing rights	50	—
Gain on mortgage servicing rights, net	$111	$38

	For the Year Ended
	December 31,
	2021	2020
Change in fair value of mortgage servicing rights	$(126)	$(21,962)
Gain (loss) on sale of mortgage servicing rights	160	(6,547)
Gain (loss) on mortgage servicing rights, net	$34	$(28,509)

Schedule of components of servicing (expense) fees, net
	For the Three Months Ended
	March 31,
	2022	2021
Contractual servicing fees	$70	$32
Subservicing and other costs	(82)	(151)
Servicing expense, net	$(12)	$(119)

	For the Year Ended
	December 31,
	2021	2020
Contractual servicing fees	$193	$5,159
Late and ancillary fees	—	67
Subservicing and other costs	(625)	(1,623)
Servicing (expense) fees, net	$(432)	$3,603